Income Taxes - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Income Tax Disclosure [Abstract]
Statutory tax rate	35.00%
Net operating loss carryforward	$ 222,656,000
Deductions for excess stock-based compensation	2,200,000
Depletion carryover amount	$ 10,810,000